CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 112,621	$ 118,420
Accounts receivable	24,484	53,435
Due from related parties	26,775	8,284
Prepaid expenses		56,341
Deferred financing costs, net		32,400
Total current assets	163,880	268,880
Intangible assets	32,273	32,273
Investments in non-marketable equity securities		205,275
Equity method investments	88,000	88,000
Total assets	284,153	594,428
Current liabilities:
Accounts payable	25,048	104,238
Accrued expenses	55,264	928,533
Derivative liabilities		383,581
Current portion of deferred revenue	180,000	380,000
Notes payable		775,000
Notes payable to and advances from officers and directors	171,203
Convertible notes payable, net of $34,543 and $272,793 debt discount, respectively	125,547	108,207
Total current liabilities	557,062	2,679,559
Long term liabilities:
Deferred revenue, net of current portion	203,750	383,750
Total liabilities	760,812	3,063,309
Stockholders' deficit:
Preferred stock, no par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, no par value; 100,000,000 shares authorized; 50,650,994 and 44,988,500 shares issued and outstanding, respectively	8,885,674	3,039,448
Accumulated deficit	(9,362,333)	(5,508,329)
Total stockholders' deficit	(476,659)	(2,468,881)
Total liabilities and stockholders' deficit	$ 284,153	$ 594,428